LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–91.28%
Argentina–0.20%
Banco BBVA Argentina S.A. ADR	7,600	$ 32,908
Banco Macro S.A.	3,900	101,478
†Globant	3,000	274,740
Grupo Financiero Galicia S.A.	8,600	111,800
†Pampa Energia S.A. ADR	5,500	95,480
Telecom Argentina S.A. Sponsored ADR	9,800	98,000
Transportadora de Gas del Sur S.A. Class B ADR	8,500	72,165
YPF ADR	14,900	137,825
		924,396
Australia–0.02%
†MMG	308,000	72,681
		72,681
Brazil–4.79%
Ambev	393,700	1,819,285
Atacadao Distribuicao Comercio e Industria	33,600	171,358
†B2W Cia Digital	17,557	202,363
B3 SA - Brasil Bolsa Balcao	171,900	1,812,936
Banco Bradesco	100,600	759,533
Banco BTG Pactual S.A.	18,000	253,606
Banco do Brasil	71,500	784,703
Banco Santander	35,400	387,317
BB Seguridade Participacoes	58,000	491,087
BR Malls Participacoes	66,800	232,959
†BRF	47,100	433,711
CCR	104,000	431,774
Centrais Eletricas Brasileiras	18,400	178,245
Cia de Saneamento Basico do Estado de Sao Paulo	29,300	348,360
Cia Siderurgica Nacional	52,900	168,696
Cielo	103,600	199,473
Cosan	13,800	176,994
Embraer	60,000	259,642
Energisa S.A.	14,400	172,525
Engie Brasil Energia	17,325	185,094
Equatorial Energia	14,600	352,899
Hypera	32,300	261,202
IRB Brasil Resseguros	58,200	525,137
JBS	90,700	714,257
Klabin	59,800	220,637
Kroton Educacional	126,700	341,835
Localiza Rent a Car	47,944	524,563
Lojas Renner	66,040	800,596
M Dias Branco	8,300	70,037
Magazine Luiza	50,500	448,975
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
Multiplan Empreendimentos Imobiliarios	23,900	$ 165,835
Natura Cosmeticos	33,200	272,555
Notre Dame Intermedica Participacoes S.A.	29,400	385,636
Petrobras Distribuidora	59,100	390,876
Petroleo Brasileiro	248,400	1,807,274
Porto Seguro	8,100	115,214
Raia Drogasil	19,100	440,661
†Rumo	90,500	534,948
Sul America	19,900	228,601
Suzano Papel e Celulose	46,730	379,580
TIM Participacoes	62,400	179,768
Ultrapar Participacoes	61,600	273,979
Vale	264,800	3,055,274
WEG	72,000	421,088
		22,381,088
Chile–0.85%
Aguas Andinas Class A	218,655	119,587
Banco de Chile	3,851,472	539,370
Banco de Credito e Inversiones	4,227	266,217
Banco Santander Chile	5,660,327	398,781
Cencosud	121,435	199,791
Cia Cervecerias Unidas	12,438	138,941
Colbun	658,740	118,778
†Empresa Nacional de Telecomunicaciones	12,576	110,227
Empresas CMPC	95,644	222,415
Empresas COPEC	33,329	314,174
Enel Americas	3,277,796	599,938
Enel Chile	2,381,239	205,778
Itau CorpBanca	12,762,470	96,635
Latam Airlines Group	25,804	285,129
SACI Falabella	64,541	360,650
		3,976,411
China–25.04%
†3SBio	107,500	177,774
†51job ADR	2,100	155,400
†58.com ADR	8,100	399,411
AAC Technologies Holdings	62,000	327,083
Agile Group Holdings	116,000	140,912
Agricultural Bank of China Class A	116,000	56,270
Agricultural Bank of China Class H	2,522,000	987,605
Aier Eye Hospital Group Class A	8,200	40,781
Air China Class H	154,000	135,164
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Alibaba Group Holding ADR	119,400	$ 19,967,262
†Alibaba Health Information Technology	300,000	261,954
†Aluminum of China Class H	326,000	102,723
Angang Steel Class H	182,000	66,434
Anhui Conch Cement Class A	7,800	45,228
Anhui Conch Cement Class H	106,500	632,007
ANTA Sports Products	93,000	768,755
†Autohome ADR	5,000	415,650
AviChina Industry & Technology Class H	216,000	106,112
BAIC Motor Class H	134,500	83,091
Baidu ADR	23,300	2,394,308
Bank of Beijing Class A	44,100	33,144
Bank of China Class A	72,600	36,432
Bank of China Class H	6,649,000	2,607,545
Bank of Communications	73,500	56,152
Bank of Jiangsu Class A	25,900	24,385
Bank of Ningbo Class A	10,900	38,547
Bank of Shanghai Class A	29,640	38,847
Baoshan Iron & Steel Class A	39,000	32,320
†Baozun ADR	3,300	140,910
BBMG Class H	177,000	50,783
Beijing Capital International Airport Class H	140,000	119,463
Beijing Enterprises Holdings	43,000	197,855
†Beijing Enterprises Water Group	470,000	240,486
BOE Technology Group Class A	71,600	37,700
BYD Class A	4,000	27,351
BYD Class H	55,000	273,337
BYD Electronic International	56,000	83,851
CGN Power Class H	903,000	228,286
China Agri-Industries Holdings	269,000	87,468
China Aoyuan Group	101,000	114,417
China CITIC Bank Class H	766,000	408,403
China Coal Energy Class H	166,000	67,572
China Communications Services Class H	200,000	113,385
China Conch Venture Holdings	139,500	515,906
†China Eastern Airlines Class H	120,000	58,120
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Education Group Holdings	66,000	$ 96,957
China Everbright	76,000	88,937
China Everbright Bank Class A	78,200	43,182
China Everbright Bank Class H	264,000	112,462
China Everbright International	314,000	241,527
China Evergrande Group	158,000	336,664
China Fortune Land Development Class A	6,687	25,293
China Hongqiao Group	143,500	91,625
China Huarong Asset Management Class H	839,000	126,303
China International Capital Class H	102,800	199,523
China International Travel Service Class A	3,800	49,549
China Jinmao Holdings Group	444,000	254,529
China Life Insurance Class A	6,500	25,069
China Life Insurance Class H	644,000	1,483,999
†China Literature	22,200	75,383
China Longyuan Power Group Class H	267,000	150,022
China Medical System Holdings	114,000	135,405
†China Mengniu Dairy	237,000	887,155
China Merchants Bank	34,000	165,803
China Merchants Bank Class H	337,500	1,605,202
China Merchants Securities Class A	12,600	29,059
China Merchants Shekou Industrial Zone Holdings Class A	13,000	34,635
China Minsheng Banking Class A	66,800	56,366
China Molybdenum Class H	309,000	102,558
China Oilfield Services Class H	136,000	162,625
China Oriental Group	126,000	43,566
China Overseas Land & Investment	332,000	1,044,537
China Pacific Insurance Group Class A	11,900	58,208
China Pacific Insurance Group Class H	227,800	835,863
China Petroleum & Chemical Class A	50,800	35,736

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Petroleum & Chemical Class H	2,206,000	$ 1,305,382
China Power International Development	364,000	75,722
China Railway Construction Class A	24,600	32,621
China Railway Construction Class H	167,000	182,698
China Railway Signal & Communication Class H	121,000	74,857
China Reinsurance Group Class H	465,000	75,376
China Resources Beer Holdings	126,000	667,570
China Resources Cement Holdings	208,000	208,621
China Resources Gas Group	76,000	376,087
China Resources Land	240,000	1,005,270
China Resources Pharmaceutical Group	132,000	123,490
China Resources Power Holdings	164,000	198,979
China Shenhua Energy	9,900	26,061
China Shenhua Energy Class H	292,500	587,238
China Shipbuilding Industry Class A	48,300	37,320
China Southern Airlines Class H	136,000	82,265
China State Construction Engineering Class A	78,600	59,845
China Taiping Insurance Holdings	138,600	309,343
China Tower Class H	3,626,000	822,916
China Unicom Hong Kong	526,000	556,863
China United Network Communications Class A	59,600	50,241
China Vanke	18,000	65,457
China Vanke Class H	128,800	448,259
China Yangtze Power	27,400	70,035
China Zhongwang Holdings	141,600	57,631
Chongqing Rural Commercial Bank Class H	198,000	105,417
CIFI Holdings Group	228,727	133,674
CITIC	501,000	632,416
CITIC Securities Class A	18,800	59,331
CITIC Securities Class H	175,500	328,806
CNOOC	1,546,000	2,367,126
COSCO SHIPPING Energy Transportation Class H	106,000	46,949
†COSCO SHIPPING Holdings Class H	211,500	75,331
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
COSCO SHIPPING Ports	142,239	$ 113,590
Country Garden Holdings	654,000	828,332
Country Garden Services Holdings	102,000	294,171
CRRC	373,000	260,274
CRRC Class A	46,400	47,618
CSPC Pharmaceutical Group	404,000	810,756
†Ctrip.com International ADR	35,400	1,036,866
Dali Foods Group	171,500	105,250
Daqin Railway Class A	30,861	32,834
Datang International Power Generation Class H	264,000	54,569
East Money Information Class A	14,700	30,471
ENN Energy Holdings	67,800	701,683
Far East Horizon	183,000	169,957
Focus Media Information Technology Class A	33,300	24,479
Foshan Haitian Flavouring & Food	4,300	66,310
Fosun International	219,000	271,069
Future Land Development Holdings	148,000	129,187
Fuyao Glass Industry Group Class H	42,400	117,660
†GDS Holdings ADR	5,000	200,400
†Genscript Biotech	78,000	149,509
†GF Securities Class A	13,600	25,906
†GF Securities Class H	113,800	119,292
†GOME Retail Holdings	793,000	71,820
Gree Electric Appliances	5,900	47,404
Greentown Service Group	124,000	121,673
Guangzhou R&F Properties Class H	85,600	129,594
Guotai Junan Securities Class A	15,700	38,727
Guotai Junan Securities Class H	63,400	98,615
Haidilao International Holding	31,000	132,408
Haier Smart Home Class A	13,300	28,526
Haitian International Holdings	53,000	108,514
Haitong Securities Class A	17,500	35,142
Haitong Securities Class H	246,800	258,847
Hangzhou Hikvision Digital Technology Class A	17,300	78,448
Hengan International Group	61,500	402,987
†HengTen Networks Group	2,868,000	43,508
Hua Hong Semiconductor	52,000	103,550

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huadian Power International Class H	142,000	$ 54,015
Huaneng Power International Class H	318,000	153,011
=Huaneng Renewables Class H	396,000	134,677
Huatai Securities Class A	13,600	36,431
Huatai Securities Class H	138,800	207,992
Huaxia Bank Class A	28,000	28,959
Huazhu Group ADR	11,200	369,824
Industrial & Commercial Bank of China Class A	84,700	65,664
Industrial & Commercial Bank of China Class H	5,553,000	3,720,149
Industrial Bank	33,200	81,648
Inner Mongolia BaoTou Steel Union Class A	104,500	21,387
Inner Mongolia Yili Industrial Group	11,600	46,407
Inner Mongolia Yitai Coal Class B	92,000	84,390
†iQIYI	10,600	170,978
†JD.com ADR	63,600	1,794,156
Jiangsu Expressway Class H	102,000	129,522
Jiangsu Hengrui Medicine	8,200	92,717
Jiangsu Yanghe Brewery Joint-Stock	2,900	42,305
Jiangxi Copper Class H	98,000	113,496
†Kaisa Group Holdings	272,000	119,364
Kingdee International Software Group	196,000	206,403
†Kingsoft	69,000	146,355
Kunlun Energy	276,000	237,823
Kweichow Moutai	2,100	338,560
†KWG Group Holdings	105,000	92,060
Legend Holdings Class H	31,000	66,814
Lenovo Group	620,000	413,618
Li Ning	169,500	486,298
Logan Property Holdings	116,000	165,161
Longfor Group Holdings	153,500	573,288
LONGi Green Energy Technology Class A	8,100	29,766
Luxshare Precision Industry Class A	11,830	44,395
Luye Pharma Group	93,500	66,699
Luzhou Laojiao Class A	3,200	38,235
Maanshan Iron & Steel Class H	198,000	74,556
†Meitu	219,000	50,341
†Meituan Dianping	86,300	881,414
Metallurgical Corp. of China Class H	249,000	55,872
Midea Group	6,600	47,318
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Momo ADR	12,400	$ 384,152
Muyuan Foodstuff Class A	3,100	30,608
NARI Technology Class A	10,400	29,835
NetEase ADR	6,100	1,623,698
New China Life Insurance Class A	4,500	30,741
New China Life Insurance Class H	70,800	279,792
New Hope Liuhe Class A	9,400	22,639
†New Oriental Education & Technology Group Sponsored ADR	12,300	1,362,348
Nexteer Automotive Group	76,000	62,762
†NIO	55,500	86,580
†Noah Holdings Sponsored ADR	2,600	75,920
People's Insurance Group of China Class H	708,000	283,455
PetroChina Class A	34,100	29,574
PetroChina Class H	1,822,000	934,599
PICC Property & Casualty Class H	594,000	693,099
†Pinduoduo	16,400	528,408
Ping An Bank Class A	32,400	70,910
Ping An Insurance Group	18,000	219,759
Ping An Insurance Group of China Class H	466,500	5,361,814
Poly Developments and Holdings Group Class A	23,400	46,962
SAIC Motor Class A	14,900	49,678
Sany Heavy Industry Class A	17,100	34,256
Seazen Holdings Class A	5,100	20,287
†Semiconductor Manufacturing International	258,500	323,281
Shaanxi Coal Industry Class A	19,400	23,747
Shandong Weigao Group Medical Polymer Class H	172,000	177,126
Shanghai Electric Group Class H	218,000	70,349
Shanghai Fosun Pharmaceutical Group Class H	44,000	118,128
Shanghai Industrial Holdings	40,000	74,525
Shanghai Industrial Urban Development Group	40,000	5,049
Shanghai Lujiazui Finance & Trade Zone Development Class B	91,420	102,596
Shanghai Pharmaceuticals Holding Class H	69,300	125,513

LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Pudong Development Bank Class A	46,500	$ 77,199
Shenwan Hongyuan Group Class A	41,700	27,970
Shenzhou International Group Holdings	64,900	846,640
Shui On Land	293,000	58,326
Sihuan Pharmaceutical Holdings Group	328,000	49,774
†SINA	5,500	215,545
Sino-Ocean Group Holding	252,500	85,787
Sinopec Engineering Group Class H	114,000	71,622
Sinopec Shanghai Petrochemical Class H	274,000	79,656
Sinotrans Class H	176,000	55,167
Sinotruk Hong Kong	57,000	84,538
SOHO China	180,000	51,460
Sunac China Holdings	210,000	844,133
Suning.com Class A	20,200	29,330
Sunny Optical Technology Group	61,500	902,750
†TAL Education Group ADR	32,800	1,123,072
Tencent Holdings	479,700	20,064,838
†Tencent Music Entertainment Group ADR	7,900	100,883
Tingyi Cayman Islands Holding	168,000	236,513
Tong Ren Tang Technologies Class H	49,000	44,535
TravelSky Technology Class H	79,000	164,048
Tsingtao Brewery Class H	34,000	205,135
Uni-President China Holdings	108,000	116,522
†Vipshop Holdings ADR	37,300	332,716
Want Want China Holdings	427,000	340,974
†Weibo Sponsored ADR	4,600	205,850
Weichai Power Class H	166,000	239,475
Wens Foodstuffs Group Class A	10,300	53,675
Wuliangye Yibin Class A	6,300	114,665
WuXi AppTec Class H	12,900	140,905
†Wuxi Biologics Cayman	47,500	484,353
†Xiaomi Corp.	663,200	744,472
Xinjiang Goldwind Science & Technology Class H	79,200	93,780
Xinyi Solar Holdings	258,092	155,060
Yanzhou Coal Mining Class H	146,000	148,272
†Yihai International Holding	40,000	237,761
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yonghui Superstores Class A	20,900	$ 26,046
Yum China Holdings	31,100	1,412,873
Yunnan Baiyao Group Class A	2,400	25,596
Yuzhou Properties	135,656	54,008
†YY ADR	4,200	236,166
Zhaojin Mining Industry Class H	87,500	101,002
Zhejiang Expressway Class H	120,000	103,811
†ZhongAn Online P&C Insurance Class H	26,400	62,363
Zhongsheng Group Holdings	48,000	151,650
Zhuzhou CRRC Times Electric Class H	46,500	192,450
Zijin Mining Group Class H	486,000	167,838
†ZTE Class A	7,400	33,175
†ZTE Class H	63,800	169,186
ZTO Express Cayman	27,400	584,442
		116,945,739
Colombia–0.25%
Bancolombia	19,526	221,631
Cementos Argos	37,871	80,966
Ecopetrol	422,556	358,201
Grupo Argos	24,236	118,812
Grupo de Inversiones Suramericana	19,875	188,470
Interconexion Electrica	37,596	197,055
		1,165,135
Czech Republic–0.14%
CEZ	13,805	304,945
Komercni banka	6,471	218,765
Moneta Money Bank	42,983	132,462
		656,172
Egypt–0.15%
Commercial International Bank Egypt	119,248	568,113
Eastern Tobacco	73,360	76,650
ElSewedy Electric	66,171	54,424
		699,187
Greece–0.29%
†Alpha Bank	117,783	220,115
†Eurobank Ergasias S.A.	219,510	212,541
Hellenic Telecommunications Organization	20,488	282,270
JUMBO	9,194	174,326
Motor Oil Hellas Corinth Refineries	5,098	118,971

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece (continued)
†National Bank of Greece S.A.	45,766	$ 139,406
OPAP	18,958	195,020
		1,342,649
■Hong Kong–4.26%
†Alibaba Pictures Group	1,190,000	192,827
Bank of Communications Class H	753,000	491,529
BOC Aviation	17,500	161,508
Bosideng International Holdings	262,000	111,574
Brilliance China Automotive Holdings	258,000	277,161
China Cinda Asset Management Class H	742,000	145,772
China Communications Construction Class H	378,000	295,559
China Construction Bank Class H	8,032,000	6,120,053
=China Ding Yi Feng Holdings	112,000	1,429
†China First Capital Group	246,000	71,803
China Galaxy Securities Class H	295,000	157,049
China Gas Holdings	152,800	590,266
China Merchants Port Holdings	112,000	168,468
China Minsheng Banking Class H	607,000	412,669
China Mobile	514,000	4,257,848
China National Building Material Class H	330,000	295,988
China Railway Group Class H	322,000	195,454
China State Construction International Holdings	170,000	159,752
China Telecom Class H	1,194,000	543,699
China Traditional Chinese Medicine Holdings	186,000	85,337
Dongfeng Motor Group Class H	230,000	218,526
Geely Automobile Holdings	426,000	723,953
Great Wall Motor Class H	262,000	175,564
Guangdong Investment	254,000	497,109
Guangzhou Automobile Group Class H	250,000	239,256
Haier Electronics Group	108,000	281,216
†Hutchison China MediTech ADR	6,300	112,392
Kingboard Holdings	54,500	144,388
Kingboard Laminates Holdings	88,000	79,368
Lee & Man Paper Manufacturing	106,000	57,331
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
†Nine Dragons Paper Holdings	136,000	$ 114,535
Postal Savings Bank of China Class H	681,000	415,382
Shenzhen International Holdings	80,485	154,529
Shenzhen Investment	244,000	90,060
Shimao Property Holdings	98,500	287,667
Sino Biopharmaceutical	597,000	757,992
Sinopharm Group Class H	102,400	320,100
SSY Group	126,000	99,515
Sun Art Retail Group	202,500	205,393
†Towngas China	85,256	63,948
Yuexiu Property	584,000	126,700
		19,900,669
Hungary–0.28%
MOL Hungarian Oil & Gas	35,107	330,222
OTP Bank	19,328	805,114
Richter Gedeon	11,860	191,874
		1,327,210
India–8.46%
Adani Ports & Special Economic Zone	49,336	288,468
Ambuja Cements	50,188	144,581
Ashok Leyland	96,960	94,115
Asian Paints	23,873	594,111
Aurobindo Pharma	22,351	185,948
†Avenue Supermarts	10,619	279,060
Axis Bank	158,801	1,536,765
Bajaj Auto	6,900	286,657
Bajaj Finance	14,408	823,765
Bajaj Finserv	3,148	378,580
Bharat Forge	17,375	109,546
Bharat Petroleum	53,432	355,472
Bharti Airtel	170,798	885,352
Bharti Infratel	27,643	100,432
Bosch	591	117,367
Britannia Industries	4,876	202,719
Cipla	29,393	176,516
Coal India	101,350	286,132
Container Of India	17,292	147,690
Dabur India	43,551	275,058
Divi's Laboratories	6,701	157,669
Dr Reddy's Laboratories	9,448	360,021
Eicher Motors	1,098	275,630
GAIL India	129,365	245,813
Glenmark Pharmaceuticals	10,694	49,057
Godrej Consumer Products	29,388	285,081
Grasim Industries	24,283	250,385
Havells India	21,229	215,357
HCL Technologies	45,087	687,609

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
HDFC Life Insurance	42,469	$ 360,523
Hero MotoCorp	8,240	314,786
Hindalco Industries	95,819	259,104
Hindustan Petroleum	51,589	220,384
Hindustan Unilever	54,157	1,515,369
Housing Development Finance	136,696	3,815,493
ICICI Bank	198,849	1,211,780
ICICI Lombard General Insurance	11,552	197,247
Indiabulls Housing Finance	23,513	85,225
Indian Oil	154,768	322,631
Infosys	288,638	3,267,586
InterGlobe Aviation	7,808	208,506
ITC	285,823	1,048,679
JSW Steel	72,002	233,967
Larsen & Toubro	39,657	825,562
LIC Housing Finance	25,171	133,904
Lupin	18,804	189,901
Mahindra & Mahindra	61,791	477,580
Mahindra & Mahindra Financial Services	25,265	117,113
Marico	38,399	213,675
Maruti Suzuki India	8,794	833,806
Motherson Sumi Systems	78,944	117,079
Nestle India	1,909	374,311
NTPC	195,813	324,824
Oil & Natural Gas	207,702	386,610
Page Industries	457	145,305
Petronet LNG	50,723	186,150
Pidilite Industries	10,346	210,846
Piramal Enterprises	7,009	161,782
Power Grid Corp. of India	151,511	425,674
REC	57,815	100,594
Reliance Industries	238,379	4,488,338
Shree Cement	709	189,063
Shriram Transport Finance	13,721	207,508
†State Bank of India	148,174	566,989
Sun Pharmaceutical Industries	69,434	382,133
Tata Consultancy Services	75,191	2,227,334
†Tata Motors	135,159	224,242
Tata Power	86,570	76,404
Tata Steel	29,417	149,842
Tech Mahindra	38,159	384,967
Titan	25,676	461,392
UltraTech Cement	7,954	487,652
†United Spirits	24,677	232,379
UPL	44,113	376,140
Vedanta	153,096	333,571
†Vodafone Idea	544,387	47,299
Wipro	96,559	327,209
Yes Bank	195,934	114,460
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Zee Entertainment Enterprises	44,922	$ 168,398
		39,526,272
Indonesia–1.99%
Adaro Energy	1,142,900	103,907
Astra International	1,683,400	782,678
Bank Central Asia	822,900	1,759,334
Bank Mandiri Persero	1,552,800	763,754
Bank Negara Indonesia Persero	639,200	330,781
Bank Rakyat Indonesia Persero	4,627,700	1,343,720
Bank Tabungan Negara Persero	366,700	50,634
Barito Pacific Tbk PT	2,230,000	155,532
Bukit Asam	327,400	52,145
†Bumi Serpong Damai	621,500	60,870
Charoen Pokphand Indonesia	626,800	236,251
Gudang Garam	40,900	150,904
Hanjaya Mandala Sampoerna	786,400	126,823
Indah Kiat Pulp & Paper	228,900	104,462
Indocement Tunggal Prakarsa	156,900	206,770
Indofood CBP Sukses Makmur	196,900	166,854
Indofood Sukses Makmur	372,700	202,089
Jasa Marga Persero	171,000	68,682
Kalbe Farma	1,789,800	210,961
Pabrik Kertas Tjiwi Kimia	115,500	85,833
Pakuwon Jati	1,316,000	61,649
Perusahaan Gas Negara Persero	914,800	135,351
Semen Indonesia Persero	252,500	205,286
Surya Citra Media	440,500	36,001
Telekomunikasi Indonesia Persero	4,129,200	1,246,981
Unilever Indonesia	131,000	428,963
United Tractors	142,600	206,697
		9,283,912
Luxembourg–0.05%
Reinet Investments	12,485	226,288
		226,288
Malaysia–1.94%
AirAsia Group	130,200	54,705
Alliance Bank Malaysia	91,800	62,491
AMMB Holdings	139,100	137,487
Axiata Group	225,182	231,269
British American Tobacco Malaysia	11,100	50,187

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
CIMB Group Holdings	402,950	$ 484,124
Dialog Group	301,200	244,442
DiGi.Com	256,200	290,572
Fraser & Neave Holdings	12,200	101,629
Gamuda	144,800	127,937
Genting	175,100	240,153
Genting Malaysia	242,200	175,485
Genting Plantations	18,400	43,479
HAP Seng Consolidated	52,100	122,654
Hartalega Holdings	126,400	158,437
Hong Leong Bank	53,300	208,248
Hong Leong Financial Group	18,800	72,973
IHH Healthcare	180,000	244,111
IJM	228,400	119,431
IOI	159,200	168,413
Kuala Lumpur Kepong	34,900	192,407
Malayan Banking	321,081	652,349
Malaysia Airports Holdings	81,100	167,535
Maxis	192,600	257,545
MISC	94,300	175,955
Nestle Malaysia	5,800	201,731
Petronas Chemicals Group	198,000	356,269
Petronas Dagangan	20,700	116,675
Petronas Gas	48,500	189,737
PPB Group	46,600	201,745
Press Metal Aluminium Holdings	116,500	132,361
Public Bank	258,700	1,240,247
QL Resources	53,600	92,249
RHB Bank	115,700	155,851
Sime Darby	227,400	122,184
Sime Darby Plantation	168,700	190,420
Sime Darby Property	177,400	35,570
SP Setia Group	137,079	44,530
Telekom Malaysia	93,300	80,254
Tenaga Nasional	260,100	847,437
Top Glove	129,200	137,368
Westports Holdings	66,700	65,767
YTL	209,700	46,095
		9,040,508
Mexico–2.41%
Alfa Class A	257,200	226,780
†Alsea	47,000	109,557
America Movil	2,808,900	2,086,677
Arca Continental	37,400	202,768
Cemex	1,251,900	487,210
Coca-Cola Femsa	44,800	272,514
El Puerto de Liverpool	14,800	81,072
Fibra Uno Administracion	257,000	376,501
Fomento Economico Mexicano	162,200	1,486,381
Gruma Class B	17,845	182,673
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico Class B	30,500	$ 294,367
Grupo Aeroportuario del Sureste Class B	17,710	270,021
Grupo Bimbo A	139,400	254,302
Grupo Carso	37,900	111,199
Grupo Financiero Banorte Class O	216,200	1,165,249
Grupo Financiero Inbursa Class O	197,600	251,831
Grupo Mexico B	291,000	682,303
Grupo Televisa	205,700	403,082
Industrias Penoles	11,615	154,796
Infraestructura Energetica Nova	45,400	180,666
†Kimberly-Clark de Mexico Class A	130,000	261,265
Megacable Holdings	24,800	99,896
Orbia Advance	88,400	173,270
Promotora y Operadora de Infraestructura	19,250	172,142
Wal-Mart de Mexico	436,700	1,294,344
		11,280,866
Peru–0.37%
Cia de Minas Buenaventura ADR	18,400	279,312
Credicorp	5,700	1,188,108
Southern Copper	7,200	245,736
		1,713,156
Philippines–1.08%
Aboitiz Equity Ventures	166,570	170,491
Aboitiz Power	127,400	94,203
Alliance Global Group	346,400	72,830
=†Altus San Nicolas	4,598	460
Ayala	24,380	416,340
Ayala Land	634,500	605,568
BDO Unibank	169,220	466,865
DMCI Holdings	457,800	73,400
Dubai Islamic Bank PJSC	75,630	135,735
Globe Telecom	2,765	97,626
GT Capital Holdings	8,143	132,335
International Container Terminal Services	85,500	198,963
JG Summit Holdings	245,140	342,848
Jollibee Foods	36,840	157,835
Manila Electric	18,920	134,978
Megaworld	935,100	78,864
Metro Pacific Investments	1,184,900	113,795
Metropolitan Bank & Trust	134,880	178,141
PLDT	7,295	159,886
Robinsons Land	179,800	84,991
Security Bank	18,400	69,959

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
SM Investments	20,675	$ 387,434
SM Prime Holdings	870,300	624,738
Universal Robina	75,150	226,145
		5,024,430
Poland–0.97%
†Alior Bank	7,910	76,607
†Bank Millennium	50,099	71,335
Bank Polska Kasa Opieki	14,624	373,315
CCC	2,494	86,099
CD Projekt	5,764	350,708
Cyfrowy Polsat	21,571	142,071
†Dino Polska	4,123	161,464
Grupa Lotos	7,799	172,277
Jastrzebska Spolka Weglowa	6,073	33,017
†KGHM Polska Miedz	11,922	237,962
LPP	110	236,189
†mBank	1,230	106,618
†Orange Polska	56,798	78,259
†PGE Polska Grupa Energetyczna	70,721	140,954
Polski Koncern Naftowy ORLEN	25,783	634,673
Polskie Gornictwo Naftowe i Gazownictwo	146,781	172,008
Powszechna Kasa Oszczednosci Bank Polski	75,475	739,882
Powszechny Zaklad Ubezpieczen	51,981	484,889
Santander Bank Polska	3,041	237,729
		4,536,056
Qatar–0.98%
Barwa Real Estate	160,662	147,887
Commercial Bank PQSC	168,331	199,568
Industries Qatar QSC	155,916	467,867
Masraf Al Rayan QSC	314,341	305,365
Mesaieed Petrochemical Holding	375,093	306,934
Ooredoo QPSC	66,992	132,915
Qatar Electricity & Water QSC	45,654	193,686
Qatar Fuel QSC	41,506	267,838
Qatar Insurance	130,189	119,759
Qatar Islamic Bank	99,398	425,787
Qatar National Bank QPSC	379,138	2,011,360
		4,578,966
Republic of Korea–10.97%
Amorepacific	2,645	310,343
AMOREPACIFIC Group	2,406	131,454
BGF retail	649	106,817
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
BNK Financial Group	23,216	$ 139,340
†Celltrion	7,475	1,022,612
†Celltrion Healthcare	4,222	177,522
†Celltrion Pharm	1,118	32,694
Cheil Worldwide	5,785	119,941
CJ	1,263	86,510
CJ CheilJedang	695	136,092
CJ ENM	898	127,120
†CJ Logistics	790	95,319
Daelim Industrial	2,359	204,995
†Daewoo Engineering & Construction	14,346	57,908
†Daewoo Shipbuilding & Marine Engineering	2,941	75,058
DB Insurance	4,188	180,392
Doosan Bobcat	4,198	124,125
E-MART	1,765	166,377
Fila Korea	4,143	200,437
GS Engineering & Construction	5,013	138,119
GS Holdings	4,319	181,544
GS Retail	2,117	72,975
Hana Financial Group	24,949	734,423
Hankook Tire	6,259	168,509
Hanmi Pharm	535	123,276
Hanmi Science	958	31,691
Hanon Systems	15,738	157,832
Hanwha	3,218	67,850
Hanwha Chemical	8,884	133,266
Hanwha Life Insurance	23,184	46,118
HDC Hyundai Development Co-Engineering & Construction	2,058	56,487
†HLB	2,882	145,303
Hotel Shilla	2,653	191,007
Hyundai Department Store	1,099	71,705
Hyundai Engineering & Construction	6,385	246,623
Hyundai Glovis	1,533	199,686
†Hyundai Heavy Industries	3,204	331,694
Hyundai Heavy Industries Holdings	800	233,448
Hyundai Marine & Fire Insurance	5,208	114,826
Hyundai Mobis	5,559	1,169,852
Hyundai Motor	12,470	1,396,202
Hyundai Steel	6,550	212,797
Industrial Bank of Korea	21,428	236,382
Kakao	4,142	468,938
Kangwon Land	9,647	238,322
KB Financial Group	33,093	1,181,138
KCC	479	87,261
Kia Motors	21,917	835,632

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Korea Aerospace Industries	6,203	$ 202,761
†Korea Electric Power	21,258	459,908
Korea Gas	2,179	72,086
Korea Investment Holdings	3,420	214,860
Korea Zinc	698	261,263
Korean Air Lines	4,105	78,576
KT&G	9,710	856,668
Kumho Petrochemical	1,511	90,355
LG	7,857	459,800
LG Chem	3,822	955,685
†LG Display	19,032	225,140
LG Electronics	8,804	495,644
LG Household & Health Care	779	850,217
LG Innotek	1,181	112,475
LG Uplus	9,035	102,949
Lotte	2,027	61,371
Lotte Chemical	1,409	277,872
Lotte Shopping	939	101,133
†Medy-Tox	364	109,476
Meritz Securities	26,221	110,534
Mirae Asset Daewoo	33,530	209,955
NAVER	11,683	1,532,403
NCSoft	1,367	595,265
†Netmarble	2,159	170,304
NH Investment Securities	11,767	124,789
OCI	1,520	88,268
Orange Life Insurance	2,521	56,953
Orion Corp	1,995	163,915
Ottogi	96	46,763
†Pan Ocean	23,136	88,313
†Pearl Abyss	515	85,225
POSCO	6,539	1,239,519
POSCO Chemtech	1,932	71,212
Posco Daewoo	4,272	68,220
S-1	1,432	117,443
†Samsung Biologics	1,364	350,089
Samsung C&T	7,076	530,164
Samsung Card	2,260	66,369
Samsung Electro-Mechanics	4,625	397,980
Samsung Electronics	399,085	16,340,147
†Samsung Engineering	13,251	185,883
Samsung Fire & Marine Insurance	2,551	475,311
†Samsung Heavy Industries	36,159	237,825
Samsung Life Insurance	5,771	342,941
Samsung SDI	4,581	852,840
Samsung SDS	2,884	458,946
Samsung Securities	5,269	155,460
Shinhan Financial Group	37,553	1,312,213
Shinsegae	616	134,969
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†SillaJen	4,626	$ 31,423
SK Holdings	2,914	496,733
SK Hynix	45,605	3,132,164
SK Innovation	4,609	638,219
SK Telecom	1,665	335,506
S-Oil	3,707	307,353
†ViroMed	1,572	87,137
Woongjin Coway	4,253	301,264
Woori Financial Group	39,339	408,923
Yuhan	752	143,522
		51,248,663
Romania–0.06%
NEPI Rockcastle	32,054	280,941
		280,941
Russia–3.68%
Alrosa PJSC	217,346	249,669
Gazprom PJSC	889,910	3,099,694
Inter RAO UES PJSC	3,098,000	214,456
LUKOIL PJSC	30,822	2,560,381
Magnit PJSC	7,248	397,631
Magnitogorsk Iron & Steel Works PJSC	186,200	112,415
MMC Norilsk Nickel PJSC	5,276	1,357,418
Mobile TeleSystems PJSC	3,800	15,527
Mobile TeleSystems PJSC ADR	40,900	331,290
†Moscow Exchange	115,300	168,430
Novatek PJSC GDR	7,597	1,539,140
Novolipetsk Steel	101,880	223,412
PhosAgro PJSC	9,759	124,625
Polymetal International	17,986	252,617
†Polyus PJSC	2,276	264,782
Rosneft Oil PJSC	96,810	625,895
Sberbank of Russia PJSC	901,580	3,165,504
Severstal PJSC	17,860	256,988
Surgutneftegas PJSC	608,500	332,139
Tatneft PJSC	127,170	1,347,879
VTB Bank PJSC	273,390,000	179,617
X5 Retail Group GDR	10,464	365,895
		17,185,404
Saudi Arabia–2.51%
Advanced Petrochemical	8,938	115,561
Al Rajhi Bank	103,234	1,742,033
Alinma Bank	61,941	371,197
AlmaraiJSC	21,068	279,413
Bank AlBilad	30,970	218,785
Bank Al-Jazira	33,861	122,041
Banque Saudi Fransi	45,710	392,980
Bupa Arabia for Cooperative Insurance	2,326	65,975

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
†Dar Al Arkan Real Estate Development	44,597	$ 141,951
†Emaar Economic City	32,234	85,242
†Etihad Etisalat	31,796	204,616
†for Cooperative Insurance	5,162	93,299
Jarir Marketing	4,955	208,704
National Commercial Bank	101,127	1,241,442
†National Industrialization	27,622	98,229
†Rabigh Refining & Petrochemical	18,456	97,712
Riyad Bank	101,127	657,789
Sahara International Petrochemical	30,282	145,469
Samba Financial Group	82,587	629,662
Saudi Airlines Catering	3,386	79,072
Saudi Arabian Fertilizer	14,045	300,654
†Saudi Arabian Mining	34,465	417,123
Saudi Basic Industries	63,205	1,550,133
Saudi British Bank	31,169	253,011
Saudi Cement	6,318	119,919
Saudi Electricity	70,226	398,756
Saudi Industrial Investment Group	18,582	114,329
†Saudi Kayan Petrochemical	61,941	168,426
Saudi Telecom	33,709	977,698
†Savola Group	22,050	181,340
Yanbu National Petrochemical	18,961	270,424
		11,742,985
South Africa–4.44%
Absa Group	59,839	604,367
Anglo American Platinum	4,594	276,953
AngloGold Ashanti	34,449	637,005
Aspen Pharmacare Holdings	32,624	185,432
Bid	27,836	591,576
Bidvest Group	24,517	309,019
Capitec Bank Holdings	3,950	335,780
Clicks Group	22,394	317,893
Discovery	33,595	253,297
Exxaro Resources	21,290	183,623
FirstRand	280,421	1,152,129
Fortress REIT Class A	99,992	136,008
Foschini Group	20,078	216,892
Gold Fields	71,055	354,319
Growthpoint Properties	254,815	388,985
Investec	24,016	126,621
Kumba Iron Ore	5,425	134,040
Liberty Holdings	10,135	75,218
Life Healthcare Group Holdings	117,841	176,427
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Momentum Metropolitan Holdings	77,772	$ 95,771
Mr Price Group	21,899	229,090
MTN Group	141,206	898,460
†MultiChoice Group	37,561	292,406
Naspers Class N	36,676	5,553,084
Nedbank Group	31,782	476,227
Netcare	96,204	111,369
Old Mutual	400,469	511,068
Pick n Pay Stores	30,974	121,769
PSG Group	12,737	177,597
Rand Merchant Investment Holdings	64,029	126,578
Redefine Properties	466,851	241,363
Remgro	45,513	490,289
RMB Holdings	66,373	329,275
Sanlam	153,949	758,258
Sappi	44,373	110,017
Sasol	46,790	786,945
Shoprite Holdings	40,556	328,418
SPAR Group	16,339	206,202
Standard Bank Group	107,953	1,245,470
Telkom	23,580	109,924
Tiger Brands	13,681	190,170
Truworths International	37,135	129,973
Vodacom Group	55,155	436,219
Woolworths Holdings	85,147	309,962
		20,721,488
Taiwan–11.01%
Acer	245,000	140,518
Advantech	29,000	255,089
Airtac International Group	10,000	119,147
ASE Technology Holding	287,000	653,442
Asia Cement	186,000	259,596
Asustek Computer	59,000	392,635
AU Optronics	734,000	185,399
Catcher Technology	55,000	416,356
Cathay Financial Holding	627,000	826,419
Chailease Holding	99,990	403,817
Chang Hwa Commercial Bank	459,340	320,422
Cheng Shin Rubber Industry	165,000	243,554
Chicony Electronics	49,000	144,337
China Airlines	203,000	59,403
China Development Financial Holding	1,063,000	316,601
China Life Insurance	222,397	176,318
China Steel	981,000	727,174
Chunghwa Telecom	317,000	1,133,654
Compal Electronics	355,000	204,817
CTBC Financial Holding	1,543,000	1,024,223
Delta Electronics	162,000	692,130

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
E.Sun Financial Holding	868,131	$ 734,387
Eclat Textile	16,000	214,856
Eva Airways	183,603	80,753
Evergreen Marine Taiwan	178,000	74,599
Far Eastern New Century	269,000	248,074
Far EasTone Telecommunications	133,000	310,675
Feng TAY Enterprise	28,400	203,549
First Financial Holding	833,400	585,227
Formosa Chemicals & Fibre	293,000	819,173
Formosa Petrochemical	104,000	329,054
Formosa Plastics	371,000	1,130,175
Formosa Taffeta	66,000	71,906
Foxconn Technology	78,000	162,666
Fubon Financial Holding	553,000	793,951
Giant Manufacturing	25,000	170,053
Globalwafers	18,000	181,535
Highwealth Construction	68,000	109,355
Hiwin Technologies	19,750	172,145
Hon Hai Precision Industry	1,042,000	2,458,721
Hotai Motor	25,000	379,721
Hua Nan Financial Holdings	661,088	446,219
Innolux	714,000	151,821
Inventec	211,000	145,546
Largan Precision	8,000	1,144,327
Lite-On Technology	177,000	281,190
MediaTek	126,000	1,499,111
Mega Financial Holding	905,000	838,318
Micro-Star International	57,000	165,709
Nan Ya Plastics	429,000	963,674
Nanya Technology	102,000	264,933
Nien Made Enterprise	13,000	113,953
Novatek Microelectronics	49,000	281,198
Pegatron	164,000	285,429
Phison Electronics	12,000	106,721
Pou Chen	188,000	241,000
Powertech Technology	62,000	174,218
President Chain Store	48,000	448,672
Quanta Computer	226,000	412,299
Realtek Semiconductor	41,000	303,978
†Ruentex Development	46,000	61,531
†Ruentex Industries	26,000	56,086
Shanghai Commercial & Savings Bank	257,000	431,719
Shin Kong Financial Holding	889,166	269,057
SinoPac Financial Holdings	895,000	348,968
Standard Foods	32,000	64,017
Synnex Technology International	112,000	130,988
†TaiMed Biologics	14,000	67,127
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taishin Financial Holding	801,459	$ 357,674
Taiwan Business Bank	338,550	139,048
Taiwan Cement	411,227	525,426
Taiwan Cooperative Financial Holding	757,420	500,237
Taiwan High Speed Rail	167,000	189,986
Taiwan Mobile	135,000	487,357
Taiwan Semiconductor Manufacturing	2,060,000	18,295,948
†Tatung	162,000	88,824
Uni-President Enterprises	402,000	970,084
United Microelectronics	953,000	408,643
Vanguard International Semiconductor	76,000	153,229
Walsin Technology	26,000	146,343
Win Semiconductors	28,000	250,476
Winbond Electronics	251,000	144,332
Wistron	241,000	194,494
WPG Holdings	128,000	157,467
Yageo	22,000	174,794
Yuanta Financial Holding	830,000	495,257
Zhen Ding Technology Holding	37,000	132,441
		51,435,495
Thailand–2.78%
Advanced Info Service NVDR	98,900	711,969
Airports of Thailand NVDR	356,600	871,922
Bangkok Bank NVDR	40,600	230,300
Bangkok Dusit Medical Services NVDR	780,600	617,566
Bangkok Expressway & Metro	650,900	229,953
Banpu NVDR	369,300	142,507
Berli Jucker NVDR	101,600	175,281
BTS Group Holdings NVDR	549,127	240,429
Bumrungrad Hospital NVDR	37,000	154,761
Central Pattana NVDR	192,700	428,610
Charoen Pokphand Foods NVDR	331,500	284,627
CP ALL NVDR	486,900	1,292,325
Electricity Generating NVDR	24,700	289,950
Energy Absolute NVDR	142,800	224,155
Gulf Energy Development NVDR	45,200	236,262
Home Product Center NVDR	505,500	282,835
Indorama Ventures NVDR	142,600	151,455
Intouch Holdings NVDR	178,600	382,724
IRPC NVDR	940,500	113,100
Kasikornbank NVDR	166,378	851,503

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Krung Thai Bank NVDR	295,400	$ 166,272
Land & Houses NVDR	713,200	223,771
Minor International NVDR	236,900	290,475
Muangthai Capital NVDR	52,700	98,320
PTT NVDR	952,600	1,440,627
PTT Exploration & Production NVDR	115,100	455,589
PTT Global Chemical NVDR	193,100	339,567
Ratch Group NVDR	60,900	142,281
Robinson NVDR	41,200	85,820
Siam Cement NVDR	64,900	865,443
Siam Commercial Bank NVDR	72,600	280,200
Thai Oil NVDR	95,300	217,358
Thai Union Group NVDR	282,300	154,153
TMB Bank NVDR	828,600	42,517
Total Access Communication NVDR	59,400	111,647
True NVDR	991,400	170,083
		12,996,357
Turkey–0.59%
†Akbank	244,448	350,789
Anadolu Efes Biracilik Ve Malt Sanayii	23,819	92,311
†Arcelik	23,171	78,063
Aselsan Elektronik Sanayi Ve Ticaret	29,603	105,395
BIM Birlesik Magazalar	36,373	316,388
Eregli Demir ve Celik Fabrikalari	117,368	142,134
Ford Otomotiv Sanayi	8,066	84,841
Haci Omer Sabanci Holding	76,755	129,929
KOC Holding	64,560	215,796
TAV Havalimanlari Holding	20,877	87,134
Tupras Turkiye Petrol Rafinerileri	10,665	271,016
†Turk Hava Yollari	45,644	99,885
Turkcell Iletisim Hizmetleri	93,435	215,129
†Turkiye Garanti Bankasi	197,555	356,700
†Turkiye Is Bankasi Class C	131,987	146,200
Turkiye Sise ve Cam Fabrikalari	77,581	64,095
		2,755,805
United Arab Emirates–0.71%
Abu Dhabi Commercial Bank PJSC	239,478	512,980
Aldar Properties PJSC	326,892	186,241
DP World	14,083	196,848
Dubai Islamic Bank PJSC	139,748	199,680
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
Emaar Development PJSC	65,526	$ 73,579
Emaar Malls PJSC	217,061	111,097
Emaar Properties PJSC	301,212	378,610
Emirates Telecommunications Group PJSC	149,902	673,368
First Abu Dhabi Bank PJSC	235,288	964,985
		3,297,388
United States–0.01%
†Titan Cement International S.A.	3,138	65,327
		65,327
Total Common Stock (Cost $407,593,870)		426,331,644
PREFERRED STOCKS–3.42%
Brazil–2.49%
Banco Bradesco 3.04%	336,700	2,751,978
†Braskem 2.95%	16,400	128,241
Centrais Eletricas Brasileiras 3.74%	20,300	205,055
Cia Brasileira de Distribuicao 1.47%	13,600	261,955
Cia Energetica de Minas Gerais 4.31%	78,800	272,342
Gerdau 2.56%	93,000	295,679
Itau Unibanco Holding 5.20%	404,800	3,416,729
Itausa - Investimentos Itau 5.84%	368,000	1,172,654
Lojas Americanas	63,400	302,889
Petroleo Brasileiro 4.28%	350,800	2,322,653
Telefonica Brasil 6.98%	36,100	476,995
		11,607,170
Chile–0.08%
Embotelladora Andina 4.06%	36,366	121,693
Sociedad Quimica y Minera de Chile 4.73%	9,755	268,558
		390,251
Colombia–0.15%
Bancolombia 2.49%	38,877	480,377
Grupo Aval Acciones y Valores 4.23%	327,145	122,209
Grupo de Inversiones Suramericana 1.83%	9,299	78,507
		681,093
Republic of Korea–0.61%
Amorepacific 1.62%	673	41,241

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Republic of Korea (continued)
Hyundai Motor 5.06%	2,984	$ 211,651
Hyundai Motor 5.53%	1,933	123,376
LG Chem 3.72%	634	88,728
LG Household & Health Care 1.25%	174	112,065
Samsung Electronics 2.68%	68,694	2,267,525
		2,844,586
Russia–0.09%
Surgutneftegas PJSC	592,200	342,052
Transneft PJSC	40	92,391
		434,443
Total Preferred Stocks (Cost $16,148,392)		15,957,543
RIGHTS–0.00%
Hong Kong–0.00%
=†Legend Holdings	3,761	0
		0
Thailand–0.00%
†TMB Bank	573,611	3,188
		3,188
Total Rights (Cost $0)		3,188
WARRANT–0.00%
Thailand–0.00%
†Minor International exp 9/30/21 exercise price THB 43.0000	13,560	1,764
Total Warrant (Cost $0)		1,764

		Principal Amount°	Value (U.S. $)
CORPORATE BOND–0.00%
India–0.00%
Britannia Industries 8.00% 8/28/22	INR	194,640	$ 2,737
Total Corporate Bond (Cost $2,777)			2,737

	Number of Shares
MONEY MARKET FUND–4.17%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	19,479,872	19,479,872
Total Money Market Fund (Cost $19,479,872)		19,479,872

TOTAL INVESTMENTS–98.87% (Cost $443,224,911)	461,776,748
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.13%	5,267,956
NET ASSETS APPLICABLE TO 44,050,422 SHARES OUTSTANDING–100.00%	$467,044,704

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
The following futures contracts and swap contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
423	E-mini MSCI Emerging Markets Index	$21,190,185	$21,882,070	12/20/19	$—	$(691,885)
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
HSBC- MSCI China A Index[3]	5,383,628	(1.00%)	10/18/19	$(179,212)	$—	$(179,212)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2019.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
INR–Indian Rupee
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
PQSC–Private Qatar Share Holding Company
QSC–Qatari Shareholding Company
REIT–Real Estate Investment Trust
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$924,396	$—	$—	$924,396
Australia	—	72,681	—	72,681
Brazil	22,381,088	—	—	22,381,088
Chile	900,574	3,075,837	—	3,976,411
China	35,423,068	81,387,994	134,677	116,945,739
LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Colombia	$1,165,135	$—	$—	$1,165,135
Czech Republic	—	656,172	—	656,172
Egypt	699,187	—	—	699,187
Greece	—	1,342,649	—	1,342,649
Hong Kong	112,392	19,786,848	1,429	19,900,669
Hungary	191,874	1,135,336	—	1,327,210
India	2,531,695	36,994,577	—	39,526,272
Indonesia	—	9,283,912	—	9,283,912
Luxembourg	226,288	—	—	226,288
Malaysia	462,263	8,578,245	—	9,040,508
Mexico	11,280,866	—	—	11,280,866
Peru	1,713,156	—	—	1,713,156
Philippines	256,017	4,767,953	460	5,024,430
Poland	106,618	4,429,438	—	4,536,056
Qatar	1,046,166	3,532,800	—	4,578,966
Republic of Korea	935,506	50,313,157	—	51,248,663
Romania	280,941	—	—	280,941
Russia	14,439,002	2,746,402	—	17,185,404
Saudi Arabia	11,742,985	—	—	11,742,985
South Africa	1,963,971	18,757,517	—	20,721,488
Taiwan	487,357	50,948,138	—	51,435,495
Thailand	—	12,996,357	—	12,996,357
Turkey	587,404	2,168,401	—	2,755,805
United Arab Emirates	784,465	2,512,923	—	3,297,388
United States	65,327	—	—	65,327
Preferred Stocks
Brazil	11,607,170	—	—	11,607,170
Chile	—	390,251	—	390,251
Colombia	681,093	—	—	681,093
Republic of Korea	—	2,844,586	—	2,844,586
Russia	342,052	92,391	—	434,443
Rights	—	3,188	—	3,188
Warrant	—	1,764	—	1,764
Corporate Bond	—	2,737	—	2,737
Money Market Fund	19,479,872	—	—	19,479,872
Total Investments	$142,817,928	$318,822,254	$136,566	$461,776,748
Derivatives:

Assets:
Swap Contract	$—	$10,627	$—	$10,627
Liabilities:
Futures Contract	$(691,885)	$—	$—	$(691,885)
Swap Contract	$—	$(179,212)	$—	$(179,212)
During the period ended September 30, 2019, transfers out of Level 3 investments into Level 1 investments were made in the amount of $4,217,460 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–17